Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Profit/(Loss) before income tax	¥ 70,554		¥ (33,740)	¥ (107,717)
Tax expense/(benefit) at EIT tax rate of 25%	17,639		(8,435)	(26,929)
Effect of different tax rates applicable to different subsidiaries of the Group	4,785		827	(3,195)
Changes in valuation allowance	(7,578)		16,154	37,948
Income not subject to tax	(895)		(59)	(769)
Expenses not deductible for tax purposes	1,955		5,608	2,872
Research and development tax credit	(15,906)		(12,442)	(12,627)
Effect on deferred tax assets due to change in tax rates	0		0	2,700
Income tax expense	¥ 0	$ 0	¥ 0	¥ 0